Label	Element	Value
American Funds Retirement Income Portfolio - Enhanced SM
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Retirement Income Portfolio - Enhanced SM
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 41 of the prospectus and on page 82 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 01, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is intended primarily for investors who are already in retirement or plan to retire in the near future and who are seeking an investment for use with a periodic withdrawal program. In some cases, all or a portion of any distribution from the fund may include the investor’s original investment. The American Funds Retirement Income Portfolio – Enhanced (“Enhanced Portfolio” or the “fund”) is designed for investors who desire a potentially higher level of income and growth of capital in exchange for potentially greater downside risk. The fund is not designed to be the sole option for the investor’s retirement income needs nor is there any guarantee that the fund will provide adequate income through retirement.

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in varying combinations and weightings over time. The underlying American Funds will primarily consist of equity funds in the equity-income, balanced and growth-and-income fund categories. The fund may also invest in fixed-income funds. Through its investments in the underlying funds, the fund will have significant exposure to both dividend-paying and growth-oriented common stocks.

The Enhanced Portfolio currently plans to invest a higher ratio in underlying funds that invest significantly in stocks and other equity securities. Through its investments in the underlying funds, the fund will also have exposure to dividend-paying stocks. The fund will seek exposure to issuers domiciled outside the United States as well as domestic issuers. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and of any maturity or duration. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its primary objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the Enhanced Portfolio’s investment objectives of providing current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objectives.

The fund is one of a suite of three American Funds Retirement Income Portfolios designed to help investors in or near retirement with a withdrawal program. The three portfolios are designed to provide investors with the ability to produce cash flows from their investments in the portfolio over an extended period of time along a variation of risk profiles. The American Funds Retirement Income Portfolio – Conservative (the “Conservative Portfolio”) seeks to provide the lowest downside risk of the three portfolios, which normally results in a comparatively lower level of income and potential for growth of capital. The Enhanced Portfolio seeks somewhat higher income and long-term growth of capital, but also entails potentially greater volatility, which results in higher potential downside risk. The American Funds Retirement Income Portfolio – Moderate offers investors an intermediate investment option, seeking greater current income and long-term growth than the Conservative Portfolio, with potentially less volatility and downside risk relative to the Enhanced Portfolio.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Periodic withdrawal risks — There is no guarantee that the fund will provide adequate income through retirement. The fund is not designed to, and is not expected to, generate distributions that equal a fixed percentage of the fund’s current net asset value per share. An investor taking periodic withdrawals from the fund should not assume that the source of a distribution is dividend or interest income or capital gains; rather, all or a portion of a distribution from the fund may consist of a return of capital. A return of capital is a return of all or part of an investor’s original investment in the fund. The fund’s ability to preserve capital while making periodic distributions to investors is subject to market conditions at the time an investor invests in the fund and during the length of time such investor holds shares of the fund. Even if the fund’s portfolio value grows over time, such growth may be insufficient to enable the fund to make periodic distributions to investors without returning capital to shareholders. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance.

Additionally, as periodic withdrawals by investors will be made from fund assets and investors are generally not expected to reinvest such distributions in additional fund shares, distributions to investors will reduce the amount of assets available for investment by the fund. The fund may suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund.  This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Retirement Income Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Lipper Retirement Income Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	capitalgroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this period were:

Highest 4.03% (quarter ended March 31, 2017)

Lowest -5.96% (quarter ended December 31, 2018)

The fund's total return for the nine months ended September 30, 2019, was 11.76%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.96%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2018 (with maximum sales charge):
American Funds Retirement Income Portfolio - Enhanced SM | S&P Target Date Retirement Income Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Target Date Retirement Income Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.54%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced SM | Lipper Retirement Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Retirement Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.37%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced SM | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	771
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	916
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,339
Annual Return 2016	rr_AnnualReturn2016	8.54%
Annual Return 2017	rr_AnnualReturn2017	13.61%
Annual Return 2018	rr_AnnualReturn2018	(4.99%)
Label	rr_AverageAnnualReturnLabel	A Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.48%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced SM | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
American Funds Retirement Income Portfolio - Enhanced SM | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A After taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.63%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
American Funds Retirement Income Portfolio - Enhanced SM | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 237
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,624
Label	rr_AverageAnnualReturnLabel	C Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced SM | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.07%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 311
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	582
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 993
American Funds Retirement Income Portfolio - Enhanced SM | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
Label	rr_AverageAnnualReturnLabel	F-1 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced SM | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 542
Label	rr_AverageAnnualReturnLabel	F-2 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.70%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced SM | Class F-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 418
Label	rr_AverageAnnualReturnLabel	F-3 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.60%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2017
American Funds Retirement Income Portfolio - Enhanced SM | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,702
Label	rr_AverageAnnualReturnLabel	R-1 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced SM | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,489
Label	rr_AverageAnnualReturnLabel	R-2 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced SM | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,143
Label	rr_AverageAnnualReturnLabel	R-3 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced SM | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 774
Label	rr_AverageAnnualReturnLabel	R-4 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.92%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced SM | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 618
Label	rr_AverageAnnualReturnLabel	R-5 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.75%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced SM | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.35%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	195
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 441
Label	rr_AverageAnnualReturnLabel	R-6 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.70%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced SM | Class R-2E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Label	rr_AverageAnnualReturnLabel	R-2E Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
American Funds Retirement Income Portfolio - Enhanced SM | Class R-5E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.49%
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 616
Label	rr_AverageAnnualReturnLabel	R-5E Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2015

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[2]	Restated to reflect current fees.
[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least January 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.